Earnout Liability - Schedule of Fair Value of the Earnout Liability (Details)	Mar. 31, 2025
Discount Rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	20.6
Expected Term [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	0.75
Expected Term [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1.25
Expected Volatility [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	50.42
Risk-Free Interest Rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	4.27